Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Common stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 519		$ (5,909,749)	$ (5,909,230)
Balance (in Shares) at Dec. 31, 2021	5,193,750
Accretion of common stock to redemption value			(1,877,984)	(1,877,984)
Net Income (loss)			7,167,738	7,167,738
Balance at Dec. 31, 2022	$ 519		(619,995)	(619,476)
Balance (in Shares) at Dec. 31, 2022	5,193,750
Accretion of common stock to redemption value			(1,279,617)	(1,279,617)
Excise tax payable attributable to redemption of common stock			(1,848,455)	(1,848,455)
Net Income (loss)			440,895	440,895
Balance at Mar. 31, 2023	$ 519		(3,307,172)	(3,306,653)
Balance (in Shares) at Mar. 31, 2023	5,193,750
Balance at Dec. 31, 2022	$ 519		(619,995)	(619,476)
Balance (in Shares) at Dec. 31, 2022	5,193,750
Net Income (loss)				925,939
Balance at Sep. 30, 2023	$ 519		(3,483,845)	(3,483,326)
Balance (in Shares) at Sep. 30, 2023	5,193,750
Balance at Dec. 31, 2022	$ 519		(619,995)	(619,476)
Balance (in Shares) at Dec. 31, 2022	5,193,750
Accretion of common stock to redemption value			(2,137,638)	(2,137,638)
Excise tax payable attributable to redemption of common stock			(1,864,106)	(1,864,106)
Net Income (loss)			1,161,910	1,161,910
Balance at Dec. 31, 2023	$ 519		(3,459,829)	(3,459,310)
Balance (in Shares) at Dec. 31, 2023	5,193,750
Balance at Mar. 31, 2023	$ 519		(3,307,172)	(3,306,653)
Balance (in Shares) at Mar. 31, 2023	5,193,750
Accretion of common stock to redemption value			(419,670)	(419,670)
Net Income (loss)			852,389	852,389
Balance at Jun. 30, 2023	$ 519		(2,874,453)	(2,873,934)
Balance (in Shares) at Jun. 30, 2023	5,193,750
Accretion of common stock to redemption value			(242,047)	(242,047)
Net Income (loss)			(367,345)	(367,345)
Balance at Sep. 30, 2023	$ 519		(3,483,845)	(3,483,326)
Balance (in Shares) at Sep. 30, 2023	5,193,750
Balance at Dec. 31, 2023	$ 519		(3,459,829)	(3,459,310)
Balance (in Shares) at Dec. 31, 2023	5,193,750
Accretion of common stock to redemption value			(205,732)	(205,732)
Excise tax payable attributable to redemption of common stock			(10,884)	(10,884)
Net Income (loss)			(820,277)	(820,277)
Balance at Mar. 31, 2024	$ 519		(4,496,722)	(4,496,203)
Balance (in Shares) at Mar. 31, 2024	5,193,750
Balance at Dec. 31, 2023	$ 519		(3,459,829)	(3,459,310)
Balance (in Shares) at Dec. 31, 2023	5,193,750
Net Income (loss)				(1,126,587)
Balance at Sep. 30, 2024	$ 519		(5,175,781)	(5,175,262)
Balance (in Shares) at Sep. 30, 2024	5,193,750
Balance at Mar. 31, 2024	$ 519		(4,496,722)	(4,496,203)
Balance (in Shares) at Mar. 31, 2024	5,193,750
Accretion of common stock to redemption value			(181,330)	(181,330)
Net Income (loss)			(397,487)	(397,487)
Balance at Jun. 30, 2024	$ 519		(5,075,539)	(5,075,020)
Balance (in Shares) at Jun. 30, 2024	5,193,750
Accretion of common stock to redemption value			(185,465)	(185,465)
Excise tax payable attributable to redemption of common stock			(5,954)	(5,954)
Net Income (loss)			91,177	91,177
Balance at Sep. 30, 2024	$ 519		$ (5,175,781)	$ (5,175,262)
Balance (in Shares) at Sep. 30, 2024	5,193,750